Note 15 - Commitments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
15.	COMMITMENTS

In the normal course of business, there are various outstanding commitments and certain contingent liabilities which are not
reflected in the accompanying consolidated financial statements. These commitments and contingent liabilities represent financial instruments with off-balance sheet risk. The contract or notional amounts of those instruments reflect the extent of involvement in particular types of financial instruments which were composed of the following at
December 31:

(Dollar amounts in thousands)	2018	2017

Commitments to extend credit	$228,427	$234,023
Standby letters of credit	1,656	1,015

Total	$230,083	$235,038

These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The Company’s exposure to credit loss, in the event of nonperformance by the other parties to the financial instruments, is represented by the contractual amounts as disclosed. The Company minimizes its exposure to credit loss under these commitments by subjecting them to credit approval and review procedures and collateral requirements as deemed necessary. Commitments generally have fixed expiration dates within one
year of their origination.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third
party. These instruments are issued primarily to support bid or performance-related contracts. The coverage period for these instruments is typically a one
-year period with an annual renewal option subject to prior approval by management. Fees earned from the issuance of these letters are recognized over the coverage period. For secured letters of credit, the collateral is typically bank deposit instruments or customer business assets.

Leasing Arrangements

The Company leases certain of its banking facilities under operating leases which contain certain renewal options. As of
December 31, 2018,
approximate future minimum rental payments, including the renewal options under these leases, are as follows (in thousands):

2019	$663
2020	659
2021	660
2022	655
2023	655
Thereafter	1,976
Total	$5,268

The above amounts represent minimum rents
not
adjusted for possible future increases due to escalation provisions and assume that all renewal option periods will be exercised by the Company. Rent expense approximated
$673,000
and
$641,000
for the years ended
December 31, 2018
and
2017,
respectively.